Description of Organization and Summary of Significant Accounting Policies - Notes Receivable (Details) - Angel Studios Inc. Cik0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Amortization period of content assets	10 years
Estimated economic useful lives	30 years
Impairment of long-lived assets write-down	$ 0	$ 0
Financing receivable, threshold period past due	30 days		30 days
Allowance for doubtful notes receivable	$ 0	$ 0	$ 0